OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of other liabilities

	12.31.2023	12.31.2022
Surplus from post-employment benefit plans (Note 31)	1,077,083	769,816
Liabilities with ANATEL(1)	929,520	776,878
Third-party withholdings(2)	205,315	299,411
Liabilities with related parties (Note 29)	5,671	124,724
Obligations to customers – refund	124,533	63,460
Other liabilities	43,558	45,145
Total	2,385,680	2,079,434

Current	509,495	601,053
Non-current	1,876,185	1,478,381

(1)Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP (Note 14.e).
(2)This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.